Employee Benefits - Summary of Group's Liabilities for Long-Term Incentive Plans (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Interest cost		€ 6
Current service cost		947
Long-Term Incentive Plan
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	€ 3,653	1,780
Interest cost		(7)
Current service cost	63	1,874
Benefits paid	(928)
Actuarial Gains and Losses	(2,619)	6
Ending balance	169	3,653
Long-Term Incentive Plan | 2020-2023
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	3,653	1,780
Interest cost		(7)
Current service cost	63	1,874
Benefits paid	(928)
Actuarial Gains and Losses	(2,619)	6
Ending balance	€ 169	€ 3,653